Document And Entity Information	Nov. 06, 2024
Document Information [Line Items]
Entity, Registrant Name	BLUM HOLDINGS, INC.
Document, Type	8-K/A
Document, Period End Date	Nov. 06, 2024
Entity, Incorporation, State or Country Code	DE
Entity, File Number	000-56626
Entity, Tax Identification Number	93-3735199
Entity, Address, Address Line One	11516 Downey Ave.
Entity, Address, City or Town	Downey
Entity, Address, State or Province	CA
Entity, Address, Postal Zip Code	90241
City Area Code	888
Local Phone Number	909-5564
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Amendment Description	Form 8-KA_2025-03-06
Amendment Flag	true
Entity, Central Index Key	0001996210